Uncategorized Items
[dei_TradingSymbol]	DSCPX
[rr_AcquiredFundFeesAndExpensesBasedOnEstimates]		Based on estimated amounts for the current fiscal year.
[rr_AcquiredFundFeesAndExpensesOverAssets]			0.0001	[footnotewitrust_S000047867Basedonestimatedamou]
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]		What has been the Fund’s Performance History?
[rr_ExpenseExampleHeading]		Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Advisor’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]					128
[rr_ExpenseExampleYear03]					587
[rr_ExpenseHeading]		What are the Fund’s Fees and Expenses?
[rr_ExpenseNarrativeTextBlock]		This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
[rr_ExpensesOverAssets]			0.0215
[rr_FeeWaiverOrReimbursementOverAssets]			(0.0089)	[footnotewitrust_S000047867DavenportampCompanyL]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]		2015-12-31
[rr_ManagementFeesOverAssets]			0.0075
[rr_MaximumCumulativeSalesChargeOverOfferingPrice]			0
[rr_NetExpensesOverAssets]			0.0126	[footnotewitrust_S000047867DavenportampCompanyL]
[rr_ObjectiveHeading]		What is the Fund’s Investment Objective?
[rr_ObjectivePrimaryTextBlock]		The investment objective of the Davenport Small Cap Focus Fund (the “Fund”) is long term capital appreciation.
[rr_OperatingExpensesCaption]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
[rr_OtherExpensesNewFundBasedOnEstimates]		Based on estimated amounts for the current fiscal year.
[rr_OtherExpensesOverAssets]			0.0139	[footnotewitrust_S000047867Basedonestimatedamou]
[rr_PerformanceAvailabilityPhone]		1-800-281-3217
[rr_PerformanceInformationIllustratesVariabilityOfReturns]		When the Fund has returns for a full calendar year, this Prospectus will include performance information, which will give some indication of the risks and variability of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]

The Fund is new and therefore does not have a performance history for a full calendar year to report. When the Fund has returns for a full calendar year, this Prospectus will include performance information, which will give some indication of the risks and variability of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

[rr_PerformanceOneYearOrLess]		The Fund is new and therefore does not have a performance history for a full calendar year to report.
[rr_PerformancePastDoesNotIndicateFuture]		How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PortfolioTurnoverHeading]		Portfolio Turnover
[rr_PortfolioTurnoverTextBlock]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio); however, the Fund does not expect to pay any transaction costs, including commissions. All transactions are expected to be executed through the Advisor and no transaction costs or commissions will be charged to the Fund. The Fund could potentially incur brokerage commissions if the Advisor elects not to waive commissions or if trades are placed through outside brokers. A higher portfolio turnover rate may indicate higher transaction costs (if the Fund incurred transaction costs) and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

[rr_RiskHeading]		What are the Principal Risks of Investing in the Fund?
[rr_RiskLoseMoney]		As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
[rr_RiskNarrativeTextBlock]

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Small Capitalization Risk. Small capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Non-Diversification Risk. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than shares of a diversified fund.

Sector Risk. If the Fund emphasizes investments within a particular industry sector, adverse developments affecting that sector may cause the Fund’s performance to be more volatile than a Fund that does not emphasize a particular sector. The sectors that the Fund may emphasize will vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less mature and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

RIC Risk. A RIC is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors it is designed to track. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. When the Fund invests in a RIC, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the RIC, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The securities selected by the Advisor may not appreciate in value as expected.

[rr_RiskNondiversifiedStatus]		Non-Diversification Risk. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than shares of a diversified fund.
[rr_RiskReturnHeading]		RISK/RETURN SUMMARY Davenport Small Cap Focus Fund
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]		What are the Fund’s Principal Investment Strategies?
[rr_StrategyNarrativeTextBlock]

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of small capitalization companies and shares of registered investment companies (“RICs”), that invest primarily in stocks of small capitalization companies. Under normal circumstances, the Fund will invest primarily in companies that the Advisor believes have the potential for significant capital appreciation. The Advisor seeks to identify companies that have the potential to achieve above average long-term earnings growth or companies that may be undervalued because they are currently out of favor with the market or misunderstood and underfollowed by the investment community. The Fund may invest in special situation companies facing near-term difficulties but with favorable prospects for recovery. The Fund is classified as non-diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers or one or more particular industry sectors.

The Advisor uses a “bottom-up” fundamental research process that focuses primarily on individual companies in the context of broader market factors. In determining whether a company has the potential for capital appreciation, the Advisor will focus on several criteria, including, among other things:

• rate of earnings growth or earnings growth potential

• valuation

• management strength

• balance sheet strength

• free cash flow generation

• returns on invested capital

The Advisor defines small capitalization companies as those whose market capitalization is between $300 million and $7 billion. The market capitalization of the companies in the Fund’s portfolio will change over time, and the Fund will not automatically sell a company it already owns, just because the company’s market capitalization increases above or decreases below this range.

The Fund may invest in RICs, including shares of mutual funds and shares of exchange traded funds (“ETFs”) if the Advisor believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.” The Advisor considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Monetary Fund, the World Bank, the United Nations or the countries’ authorities. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs, as well as emerging market ETFs.

A security will be sold when the Advisor believes it no longer has the potential for strong appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.